STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1%
Advertising - 1.6%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	585,000	[c]	599,476
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	365,000	[c]	377,220
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	220,000	[c]	226,423
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	270,000	[c]	282,066
Outfront Media Capital, Sr. Unscd. Notes		4.25	1/15/2029	330,000	[c]	321,296
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	455,000	[c]	483,230
					2,289,711
Aerospace & Defense - .7%
Bombardier, Sr. Unscd. Notes		6.00	2/15/2028	135,000	[c]	134,225
TransDigm, Gtd. Notes		4.88	5/1/2029	348,000		339,041
TransDigm, Gtd. Notes		5.50	11/15/2027	550,000		554,416
					1,027,682
Airlines - .5%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	211,000	[c]	256,233
American Airlines Group, Gtd. Notes		3.75	3/1/2025	221,000	[c]	197,196
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	210,000	[c]	209,265
					662,694
Automobiles & Components - .9%
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	775,000	[c]	788,446
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	135,000		152,660
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	262,906
					1,204,012
Building Materials - 1.1%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	210,000	[c]	219,171
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	619,000	[c]	595,348
Griffon, Gtd. Notes		5.75	3/1/2028	395,000		407,934
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	230,000	[c]	265,639
PGT Innovations, Gtd. Notes		4.38	10/1/2029	76,000	[c]	75,436
					1,563,528
Chemicals - 4.0%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	435,000	[c]	415,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Chemicals - 4.0% (continued)
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	710,000	[c]	752,369
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	770,000	[c]	830,980
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	247,000	[c,d]	249,368
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	375,000	[c,e]	408,958
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	62,000	[c,d]	61,995
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	479,000	[c]	462,922
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	320,000	[c]	307,598
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	415,000	[c]	403,895
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	200,000	[c]	202,106
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	400,000	[c]	401,152
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	253,000	[c]	249,126
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	82,000	[c]	79,657
Venator Finance, Gtd. Notes		5.75	7/15/2025	510,000	[c]	472,971
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	185,000	[c]	202,907
					5,501,207
Collateralized Loan Obligations Debt - 23.4%
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	4.93	7/15/2031	1,500,000	[c,e]	1,625,719
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	6.61	7/15/2031	3,000,000	[c,e]	3,160,395
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	6.44	7/15/2030	2,000,000	[c,e]	2,101,188
CIFC European Funding II CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	7.70	4/15/2033	1,000,000	[c,e]	1,073,325
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.12	4/18/2031	1,000,000	[c,e]	954,575
Crown Point 9 CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		6.89	7/14/2034	2,375,000	[c,e]	2,290,241
Euro-Galaxy IV CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	8.88	7/30/2034	1,750,000	[c,e]	1,910,357
Hayfin Emerald IV CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	8.68	10/15/2034	740,000	[c,e]	818,302
ICG Euro CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	8.82	10/15/2034	1,000,000	[c,e]	1,068,255
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.13	10/20/2031	1,000,000	[c,e]	962,884

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Collateralized Loan Obligations Debt - 23.4% (continued)
KVK CLO, Ser. 2016-1A, CI. FR2, 3 Month LIBOR +7.90%		8.02	10/15/2034	1,500,000	[c,e]	1,364,050
Marble Point XII CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		6.12	7/16/2031	750,000	[c,e]	657,407
OZLM Funding II CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		6.03	7/30/2031	2,250,000	[c,e]	2,090,358
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.17	4/17/2031	2,000,000	[c,e]	1,869,922
OZLME III CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	6.45	8/24/2030	1,000,000	[c,e]	1,037,482
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	6.60	8/20/2030	4,000,000	[c,e]	4,256,414
TIAA I CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		6.33	7/20/2031	2,131,000	[c,e]	2,043,459
Tikehau CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	8.75	8/4/2034	2,000,000	[c,e]	2,185,094
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		6.48	10/20/2031	1,000,000	[c,e]	905,614
					32,375,041
Collateralized Loan Obligations Equity - 1.4%
KVK CLO, Ser. 2018-1A, Cl. SUB1		21.26	5/20/2029	4,000,000	[c,f]	422,756
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		21.86	1/20/2029	3,000,000	[c,f]	1,493,622
					1,916,378
Commercial & Professional Services - 3.2%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	520,000	[c]	501,920
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	130,000	[c]	145,524
APX Group, Gtd. Notes		5.75	7/15/2029	419,000	[c]	409,237
APX Group, Sr. Scd. Notes		6.75	2/15/2027	240,000	[c]	249,990
HealthEquity, Gtd. Notes		4.50	10/1/2029	476,000	[c]	470,645
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	270,000		303,159
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	166,000	[c]	169,230
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	478,225
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	790,000	[c]	693,320
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	180,000	[c]	178,520
The Hertz, Gtd. Notes		4.63	12/1/2026	82,000	[c]	80,924
The Hertz, Gtd. Notes		5.00	12/1/2029	56,000	[c]	54,974
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	585,675
WW International, Sr. Scd. Notes		4.50	4/15/2029	128,000	[c]	119,281
					4,440,624
Consumer Discretionary - 5.5%
Allen Media, Gtd. Notes		10.50	2/15/2028	736,000	[c]	785,982
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	269,000	[c]	266,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Consumer Discretionary - 5.5% (continued)
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	385,039
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	790,000	[c]	930,365
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	260,000	[c]	259,025
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	300,000	[c]	356,884
Carnival, Gtd. Notes		6.00	5/1/2029	250,000	[c]	243,438
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	180,000	[c]	176,315
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	440,000	[c]	452,100
Cinemark USA, Gtd. Notes		5.88	3/15/2026	265,000	[c]	262,412
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	280,000	[c]	369,261
Everi Holdings, Gtd. Notes		5.00	7/15/2029	385,000	[c]	385,241
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	339,897
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	208,000	[c]	280,652
NCL, Gtd. Notes		5.88	3/15/2026	299,000	[c]	291,899
NCL Finance, Gtd. Notes		6.13	3/15/2028	360,000	[c]	351,758
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	142,000		129,877
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	220,000	[c]	214,994
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	575,000	[c]	560,498
Station Casinos, Gtd. Notes		4.50	2/15/2028	175,000	[c]	175,344
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	389,000	[c]	427,709
					7,645,545
Diversified Financials - 4.4%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	300,000	[c]	309,221
Compass Group Diversified Holdings, Sr. Unscd. Notes		5.00	1/15/2032	58,000	[c]	58,082
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	150,000	[c]	206,545
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25%	EUR	4.25	1/15/2028	320,000	[c,e]	367,473
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,005,000	[c]	1,046,999
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		689,446
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	517,085
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	395,000	[c]	463,172
Icahn Enterprises, Gtd. Notes		4.38	2/1/2029	330,000		319,923
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		293,228
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	435,000	[c]	434,056
Navient, Sr. Unscd. Notes		5.50	3/15/2029	146,000		144,268
Navient, Sr. Unscd. Notes		5.88	10/25/2024	255,000		267,064
Navient, Sr. Unscd. Notes		6.75	6/15/2026	465,000		503,404

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Diversified Financials - 4.4% (continued)
PennyMac Financial Services, Gtd. Notes	5.75	9/15/2031	480,000	[c]	467,172
				6,087,138
Electronic Components - .3%
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	380,000	[c]	413,829
Energy - 5.0%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	330,000	[c]	332,574
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	145,000	[c]	155,591
Antero Resources, Gtd. Notes	5.38	3/1/2030	130,000	[c]	134,306
Antero Resources, Gtd. Notes	7.63	2/1/2029	209,000	[c]	229,545
Apache, Sr. Unscd. Notes	5.10	9/1/2040	210,000		228,156
Archrock Partners, Gtd. Notes	6.25	4/1/2028	618,000	[c]	634,825
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	375,000	[c]	395,479
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	161,000	[c]	159,716
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	190,000	[c]	188,896
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	25,000	[c]	25,060
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	510,000	[c]	516,908
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	230,000	[c]	231,750
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	150,000	[c]	150,885
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	280,000	[c]	291,599
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	130,000		138,074
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	160,000	[c]	173,169
Genesis Energy, Gtd. Notes	6.50	10/1/2025	170,000		166,567
Genesis Energy, Gtd. Notes	8.00	1/15/2027	400,000		397,518
Matador Resources, Gtd. Notes	5.88	9/15/2026	60,000		60,933
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	145,000		169,193
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	175,000		217,572
PDC Energy, Gtd. Notes	5.75	5/15/2026	272,000		275,231
PDC Energy, Gtd. Notes	6.13	9/15/2024	38,000		38,387
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	164,000	[c]	165,791
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	170,000		177,333
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	366,000		377,503
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	325,000		358,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Energy - 5.0% (continued)
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	588,000		604,432
					6,995,583
Environmental Control - .5%
Covert Mergeco, Gtd. Notes		4.88	12/1/2029	92,000	[c]	92,571
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[c]	431,058
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	132,000	[c]	152,728
					676,357
Food Products - .3%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	360,000	[c]	386,010
Food Service - .4%
TKC Holdings, Sr. Scd. Notes		6.88	5/15/2028	395,000	[c]	404,845
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	167,000	[c]	175,914
					580,759
Forest Products & Paper - .5%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	390,000	[c]	386,315
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	11/30/2024	268,966	[e]	305,095
					691,410
Health Care - 5.1%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	615,000	[c]	478,897
Bausch Health, Gtd. Notes		5.25	1/30/2030	180,000	[c]	154,660
Bausch Health, Gtd. Notes		5.25	2/15/2031	160,000	[c]	137,600
Bausch Health, Gtd. Notes		6.25	2/15/2029	85,000	[c]	77,180
Bausch Health, Gtd. Notes		7.25	5/30/2029	290,000	[c]	275,629
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	130,000	[c]	128,318
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	670,000	[c]	671,266
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	430,000	[c]	485,620
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	453,000	[c]	593,593
Community Health Systems, Scd. Notes		6.13	4/1/2030	390,000	[c]	374,406
Community Health Systems, Scd. Notes		6.88	4/15/2029	290,000	[c]	285,559
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	515,000	[c]	529,041
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	200,000	[c]	198,277
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	502,000	[c]	502,226
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	290,000		326,044
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	190,000	[c]	213,615
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	460,460

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Health Care - 5.1% (continued)
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	552,000	[c]	580,624
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	270,000	[c]	284,780
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	290,000	[c]	305,231
					7,063,026
Industrial - 1.6%
Gates Global, Gtd. Notes		6.25	1/15/2026	615,000	[c]	631,568
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	525,000	[c,d]	551,134
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	175,000		195,715
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	360,000		402,336
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	150,000	[c]	149,606
VM Consolidated, Gtd. Notes		5.50	4/15/2029	316,000	[c]	316,668
					2,247,027
Information Technology - .3%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	140,000	[c]	166,405
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	245,000	[e]	277,855
					444,260
Insurance - .3%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	410,000	[c]	404,108
Internet Software & Services - 1.1%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	698,000	[c]	640,415
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	135,000	[c]	156,249
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	178,000	[c]	173,207
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	580,000	[c]	552,514
					1,522,385
Materials - 3.4%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c,d]	373,955
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	740,000	[c]	985,975
LABL, Sr. Scd. Notes		5.88	11/1/2028	207,000	[c]	204,930
LABL, Sr. Unscd. Notes		8.25	11/1/2029	674,000	[c]	644,934
LABL, Sr. Unscd. Notes		10.50	7/15/2027	56,000	[c]	58,639
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	265,000	[c]	298,141
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	192,000	[c]	198,710
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,448,000	[c]	1,423,529
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	410,000	[c]	462,075
					4,650,888
Media - 4.0%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	581,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Media - 4.0% (continued)
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	750,000	[c]	789,499
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	590,000	[c]	578,725
DISH DBS, Gtd. Notes		5.88	11/15/2024	510,000		516,747
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	136,000	[c]	134,951
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	136,000	[c]	134,260
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	968,000	[c]	940,402
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	583,000	[c]	586,927
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	330,000	[c]	299,444
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744	[c,d]	489,336
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	220,000	[c]	231,215
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	320,000	[c]	323,843
					5,607,289
Metals & Mining - .3%
Arconic, Scd. Notes		6.13	2/15/2028	95,000	[c]	98,999
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	53,000	[c]	52,181
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	301,000	[c]	313,612
					464,792
Real Estate - 1.5%
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	687,000	[c]	753,388
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	800,000	[c]	805,800
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	190,000	[c]	189,535
XHR, Sr. Scd. Notes		4.88	6/1/2029	265,000	[c]	267,385
					2,016,108
Retailing - 3.7%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	82,000	[c]	82,646
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	805,000	[c,d]	779,779
Foundation Building Materials, Gtd. Notes		6.00	3/1/2029	90,000	[c]	86,126
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	215,000	[c]	206,170
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	420,000		413,715
Park River Holdings, Gtd. Notes		5.63	2/1/2029	170,000	[c]	161,522
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	390,000	[c]	388,036
Punch Finance, Sr. Scd. Bonds	GBP	6.13	6/30/2026	160,000	[c]	213,443
Shiba Bidco, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	330,650
Sonic Automotive, Gtd. Notes		4.63	11/15/2029	172,000	[c]	169,650
Staples, Sr. Scd. Notes		7.50	4/15/2026	450,000	[c]	447,471
Staples, Sr. Unscd. Notes		10.75	4/15/2027	615,000	[c]	561,138
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	110,000	[c]	109,071

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 79.1% (continued)
Retailing - 3.7% (continued)
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	300,000	[c]	298,403
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	474,349
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	333,000	[c,d]	337,920
					5,060,089
Technology Hardware & Equipment - .4%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	495,000	[c]	582,858
Telecommunication Services - 2.5%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	426,000	[c]	411,921
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	255,000	[c]	265,200
CommScope, Gtd. Notes		8.25	3/1/2027	635,000	[c]	623,421
CommScope, Sr. Scd. Notes		4.75	9/1/2029	130,000	[c]	125,989
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[c]	694,213
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	400,000		439,238
Intrado, Gtd. Notes		8.50	10/15/2025	387,000	[c]	364,695
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	165,000	[c]	166,949
Zayo Group Holdings, Sr. Unscd. Notes		6.13	3/1/2028	110,000	[c]	103,804
Zoncolan Bidco, Sr. Scd. Bonds	EUR	4.88	10/21/2028	187,000	[c]	212,554
					3,407,984
Utilities - 1.2%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	545,000	[c]	525,342
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		669,610
NRG Energy, Gtd. Notes		3.88	2/15/2032	108,000	[c]	103,839
Pike, Gtd. Notes		5.50	9/1/2028	325,000	[c]	328,383
					1,627,174
Total Bonds and Notes (cost $110,787,815)				109,555,496

Floating Rate Loan Interests - 59.7%
Advertising - 2.2%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		4.00	12/4/2024	539,619	[e]	538,462
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 1 Month LIBOR +5.25%		6.25	9/29/2024	70,290	[e]	70,290
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%		5.25	10/28/2027	419,405	[e]	420,717
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.59	8/21/2026	580,666	[e]	569,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Advertising - 2.2% (continued)
Polyconcept North America, First Lien Closing Date Term Loan, 6 Month LIBOR +4.50%		5.50	8/16/2023	351,533	[e]	350,930
Red Ventures, First Lien Term Loan B-3, 3 Month LIBOR +3.50%		4.25	11/8/2024	147,833	[e]	147,902
Red Ventures, Term Loan B-2, 1 Month LIBOR +2.50%		2.59	11/8/2024	228,235	[e]	226,203
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	510,086	[e]	509,689
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.60	12/17/2026	199,612	[e]	197,566
					3,030,852
Airlines - .5%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	678,855	[e]	698,797
Automobiles & Components - .3%
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 3 Month LIBOR +3.25%		3.35	4/30/2026	359,914	[e]	356,015
Building Materials - 3.3%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/31/2026	1,000,000	[e]	1,133,312
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		3.75	4/12/2028	559,520	[e]	558,821
LSF10 XL Bidco, Facility Term Loan B-4, 3 Month EURIBOR +4.25%	EUR	4.25	4/9/2028	1,500,000	[e]	1,701,643
LSFX Flavum Bidco, Additional Facility Term Loan B-4, 3 Month EURIBOR +4.50%	EUR	4.50	2/21/2028	1,000,000	[e]	1,138,710
					4,532,486
Chemicals - 1.5%
Aruba Investments Holdings, First Lien Initial Dollar Term Loan, 3 Month LIBOR +4.00%		4.75	11/24/2027	169,014	[e]	169,225
Flexsys, Term Loan B, 1 Month LIBOR +5.25%		6.00	8/12/2028	470,000	[e]	471,175
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	516,543	[e]	516,114
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75% and 3 Month PRIME +3.75%		4.87	10/16/2025	537,607	[e]	537,833
Sparta US HoldCo, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	8/2/2028	320,133	[e]	320,433
					2,014,780

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Commercial & Professional Services - 9.1%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.50%		5.25	8/12/2028	540,000	[e]	540,000
Albion Acquisitions, Term Loan, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	1,000,000	[e]	1,125,594
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	219,160	[e]	219,325
APX Group, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	7/9/2028	367,716	[e]	367,113
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.25	3/1/2025	372,044	[e]	339,257
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	1,133,334
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.84	2/7/2026	266,635	[e]	266,074
CIBT Global, First Lien Term Loan, 3 Month LIBOR +1.00%		4.25	6/1/2024	1,000,000	[e]	810,000
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	219,774	[e]	220,359
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.50	7/19/2028	287,868	[e]	284,809
Indigocyan Holdco 3, Facility Term Loan B, 3 Month GBPLIBOR +4.75%	GBP	5.08	12/31/2024	2,000,000	[e]	2,600,717
Minerva Bidco, Term Loan B, 3 Month GBPLIBOR +4.50%	GBP	5.10	8/31/2025	1,000,000	[e]	1,308,338
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.88	5/23/2025	284,167	[e]	282,656
PECF USS Intermediate Holding III, Initial Term Loan, 3 Month LIBOR +4.25%		4.75	11/19/2028	152,972	[e]	152,590
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.39	5/1/2025	550,483	[e]	549,335
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	456,821	[e]	455,538
RLG Holdings, First Lien Delayed Draw Term Loan, 3 Month LIBOR +3.19%		5.00	7/8/2028	107,655	[e]	107,352
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	290,114	[e]	276,334
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.50%		4.00	6/30/2028	151,344	[e]	151,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Commercial & Professional Services - 9.1% (continued)
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.50%		4.00	6/30/2028	28,594	[e]	28,579
Trans Union, Term Loan, 1 Month LIBOR +5.00%		5.10	11/17/2029	27,363	[e]	27,363
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.10	8/27/2025	776,858	[e]	776,761
WW International, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	4/13/2028	521,691	[e]	516,279
					12,538,969
Consumer Discretionary - 5.9%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.60	2/10/2027	422,406	[e]	419,371
Allen Media, Term Loan, 3 Month LIBOR +5.50%		5.72	2/10/2027	60,938	[e]	60,500
Allen Media, Term Loan, 3 Month LIBOR +5.50%		5.72	2/10/2027	55,400	[e]	55,001
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	267,928	[e]	266,708
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	46,800	[e]	48,204
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.60	7/20/2025	569,756	[e]	569,785
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/8/2028	246,728	[e]	243,335
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	1,575,000	[e]	1,648,553
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.35	12/12/2025	563,203	[e]	560,855
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	351,277	[e]	351,129
Piolin BidCo, Facility Term Loan B-1, 3 Month EURIBOR +3.75%	EUR	3.75	9/17/2026	1,000,000	[e]	1,091,997
Silk Bidco, Facility Term Loan C, 6 Month EURIBOR +8.00%	EUR	8.00	6/16/2023	1,000,000	[e]	1,136,550
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	1,156,615	[e]	1,156,620
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.16	1/25/2024	203,969	[e]	191,221
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%		2.91	5/18/2025	395,862	[e]	388,687
					8,188,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Consumer Staples - .5%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 1 Month LIBOR +3.75%	4.25	12/22/2026	769,093	[e]	745,459
Diversified Financials - .3%
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%	4.10	2/18/2027	365,375	[e]	365,318
Electronic Components - .1%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%	5.75	8/19/2027	197,472	[e]	197,843
Energy - 1.8%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	11/1/2024	397,050	[e]	393,578
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	4.17	5/29/2025	490,513	[e]	479,783
FLNG Liquefaction 2, Initial Term Loan B, 3 Month LIBOR +3.50%	4.00	11/17/2028	208,997	[e]	207,397
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	4.38	7/18/2025	180,624	[e]	174,867
Lucid Energy Group II Borrower, First Lien Term Loan, 3 Month LIBOR +4.25%	5.00	11/22/2028	271,171	[e]	267,442
Traverse Midstream Partners, Advance Term Loan, 3 Month SOFR +4.25%	5.25	9/27/2024	585,658	[e]	582,609
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	6.75	6/21/2026	469,425	[e]	458,276
				2,563,952
Environmental Control - 1.1%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%	6.50	11/12/2026	377,516	[e]	378,932
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%	4.00	3/9/2028	222,002	[e]	220,199
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%	5.25	8/12/2028	867,967	[e]	869,234
				1,468,365
Food Products - .2%
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	5.00	6/8/2028	230,856	[e]	230,856
Food Service - .2%
TKC Holdings, Term Loan, 1 Month LIBOR +5.50%	6.50	5/14/2028	288,722	[e]	288,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Forest Products & Paper - .2%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	2/4/2028	293,070	[e]	293,070
Health Care - 8.1%
Aenova Holding GmbH, Facility Term Loan B-2, 3 Month EURIBOR +4.50%	EUR	4.50	3/31/2026	1,000,000	[e]	1,137,644
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	409,313	[e]	392,599
Albany Molecular Research, Term Loan, 2 Month LIBOR +3.75%		4.50	8/30/2026	486,123	[e]	485,934
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.93	2/21/2026	429,608	[e]	423,435
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +3.00%		6.00	6/11/2027	525,000	[e]	522,375
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	498,750	[e]	496,256
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	245,850	[e]	246,361
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	4.55	4/15/2028	1,000,000	[e]	1,322,655
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	568,452	[e]	568,810
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.25	3/14/2025	288,995	[e]	287,340
Global Medical Response, 2017-2 New Term Loan, 6 Month LIBOR +4.25%		5.25	10/2/2025	238,200	[e]	237,009
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.35	8/31/2026	679,216	[e]	677,573
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	1,147,125	[e]	1,150,997
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.85	3/31/2027	228,632	[e]	227,551
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.41	2/15/2026	400,000	[e]	401,100
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		4.09	6/20/2026	121,045	[e]	120,440
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	4/28/2028	339,234	[e]	338,810
Sirona BidCo, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	10/21/2028	1,000,000	[e]	1,132,864

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Health Care - 8.1% (continued)
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	597,414	[e]	595,962
WCG Purchaser, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.00	1/8/2027	485,890	[e]	486,954
					11,252,669
Industrial - 1.5%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	281,008	[e]	277,605
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/22/2028	319,036	[e]	316,803
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	29,580	[e]	29,619
Pro Mach Group, Initial Term Loan, 1 Month LIBOR +4.00%		5.00	8/31/2028	235,161	[e]	235,474
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	301,956	[e]	297,678
Titan Acquisition, Initial Term Loan, 6 Month LIBOR +3.00%		3.13	3/28/2025	587,816	[e]	574,772
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	337,995	[e]	330,813
					2,062,764
Information Technology - 8.2%
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	177,930	[e]	178,180
Ascend Learning, Term Loan B, 1 Month LIBOR +3.50%		3.50	11/18/2028	197,694	[e]	196,829
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.35	2/11/2026	199,171	[e]	199,246
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.84	10/2/2025	495,108	[e]	490,699
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	4.85	10/5/2024	2,000,000	[e]	2,641,853
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	244,605	[e]	244,575
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.12	10/16/2026	277,321	[e]	276,646
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.09	2/16/2029	300,000	[e]	303,242
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	279,300	[e]	285,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Information Technology - 8.2% (continued)
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.00	11/4/2028	450,000	[e]	448,173
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	1,141,712	[e]	1,133,269
Fintrax International Holdings, Term Loan B-1, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	598,086	[e]	678,432
Fintrax International Holdings, Term Loan B-2, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	20,096	[e]	22,795
Fintrax International Holdings, Term Loan B-3, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	231,100	[e]	262,146
Fintrax International Holdings, Term Loan B-4, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	150,718	[e]	170,965
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	242,350	[e]	242,299
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	282,613	[e]	280,564
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	455,694	[e]	453,179
MedAssets Software Intermediate Holdings, Term Loan, 6 Month LIBOR +4.00%		4.50	11/19/2028	296,021	[e]	294,541
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		7.00	10/15/2029	158,974	[e]	160,524
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.41	5/18/2025	509,537	[e]	509,608
Solera, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	5.30	6/4/2028	1,000,000	[e]	1,330,901
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.85	7/3/2026	277,858	[e]	275,129
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.89	5/3/2026	202,960	[e]	202,311
UKG, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%		7.50	5/3/2027	13,393	[e]	13,549
					11,295,007
Insurance - 2.5%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%		4.00	11/6/2027	399,325	[e]	397,863

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Insurance - 2.5% (continued)
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	5.34	1/15/2029	387,150	[e]	383,945
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.35	2/3/2028	1,068,450	[e]	1,060,703
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.63	2/28/2025	538,980	[e]	538,306
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.84	9/3/2026	222,103	[e]	221,052
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	9,165	[e]	9,177
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.38	12/31/2025	942,646	[e]	925,561
				3,536,607
Internet Software & Services - 1.9%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%	4.25	2/10/2028	658,350	[e]	646,417
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%	4.85	4/1/2028	219,450	[e]	219,382
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%	3.75	8/31/2028	437,630	[e]	434,043
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.59	2/13/2027	309,599	[e]	304,955
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[e]	219,450
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.63	12/21/2025	869,261	[e]	871,074
				2,695,321
Materials - 2.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.63	7/31/2025	364,122	[e]	363,098
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%	4.25	3/11/2028	292,642	[e]	291,289
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	12/1/2027	118,272	[e]	118,527
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%	4.75	6/28/2028	181,720	[e]	181,379
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%	3.43	4/3/2024	379,241	[e]	372,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Materials - 2.1% (continued)
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%		4.50	11/3/2025	427,917	[e]	426,847
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.25	5/1/2024	592,590	[e]	566,528
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	210,843	[e]	211,240
Valcour Packaging, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.50	9/30/2029	350,000	[e]	351,750
					2,882,978
Media - 1.4%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		3.85	3/1/2025	315,601	[e]	314,123
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%		5.75	8/2/2027	1,167,592	[e]	1,167,061
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	288,972	[e]	295,010
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	195,194	[e]	195,158
					1,971,352
Metals & Mining - .1%
American Rock Salt, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	6/11/2028	151,221	[e]	151,032
Retailing - 1.7%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	11/6/2027	209,474	[e]	209,802
Great Outdoors Group, Term Loan B-2, 3 Month LIBOR +3.75%		4.50	3/5/2028	465,643	[e]	466,225
LBM Acquisition, Amendment No. 1 Term Loan, 3 Month LIBOR +3.75%		4.50	12/18/2027	238,264	[e]	234,966
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	119,431	[e]	117,778
New Look Corporate Limited Shareholder Loan, Term Loan, 6 Month GBPLIBOR +0.00%	GBP	16.50	9/24/2029	24,012	[e]	7,026
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	12/28/2027	318,790	[e]	316,498
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	193,914	[e]	193,357

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Retailing - 1.7% (continued)
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.12	4/12/2026	239,360	[e]	230,172
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/21/2027	557,965	[e]	556,570
					2,332,394
Semiconductors & Semiconductor Equipment - .8%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%		4.50	6/30/2024	368,081	[e]	284,756
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		7.75	4/30/2026	496,235	[e]	486,467
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		3.85	8/27/2025	334,126	[e]	334,823
					1,106,046
Technology Hardware & Equipment - 1.9%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.92	2/27/2025	220,995	[e]	219,633
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.00	5/25/2028	477,516	[e]	478,743
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%		5.00	5/25/2028	97,122	[e]	97,371
Marnix SAS, Term Loan, 3 Month LIBOR +4.00%		4.50	8/2/2028	128,894	[e]	128,733
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%		3.60	3/5/2027	230,542	[e]	228,579
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.15	8/20/2025	383,358	[e]	374,802
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/1/2028	1,000,000	[e]	1,137,100
					2,664,961
Telecommunication Services - 1.6%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.75	12/17/2027	706,347	[e]	705,817
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.50	12/12/2026	373,162	[e]	372,695
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +5.00%		5.75	4/27/2027	220,757	[e]	222,413
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%		4.00	5/1/2024	255,869	[e]	254,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 59.7% (continued)
Telecommunication Services - 1.6% (continued)
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	670,690	[e]	641,083
				2,196,917
Transportation - .3%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.50	7/21/2028	210,748	[e]	209,036
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.50	7/21/2028	77,793	[e]	77,161
Worldwide Express, First Lien Initial Term Loan, 6 Month LIBOR +4.25%	5.00	7/26/2028	133,080	[e]	133,234
				419,431
Utilities - .4%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	151,049	[e]	150,965
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	176,971	[e]	150,160
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	272,316	[e]	264,770
				565,895
Total Floating Rate Loan Interests (cost $83,118,093)			82,646,833
Description			Shares		Value ($)
Common Stocks - .2%
Information Technology - .2%
Skillsoft			17,443	[g]	204,781
Media - .0%
Altice USA, Cl. A			2,000	[g]	31,680
Total Common Stocks (cost $223,725)			236,461

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
Invesco Senior Loan ETF			19,800		431,640
SPDR Blackstone Senior Loan ETF			9,520		431,827
Total Exchange-Traded Funds (cost $874,841)			863,467
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.8%
Registered Investment Companies - 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,705,656)	0.06		6,705,656	[h]	6,705,656
Total Investments (cost $201,710,130)			144.4%	200,007,913

Liabilities, Less Cash and Receivables	(44.4%)	(61,517,980)
Net Assets	100.0%	138,489,933

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SONIA—Sterling Overnight Index Average

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $98,695,232 or 71.27% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	34,291,419	-	34,291,419
Corporate Bonds	-	75,264,077	-	75,264,077
Equity Securities - Common Stocks	236,461	-	-	236,461
Exchange-Traded Funds	863,467	-	-	863,467
Floating Rate Loan Interests	-	82,646,833	-	82,646,833
Investment Companies	6,705,656	-	-	6,705,656
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	21,683	-	21,683
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(493,531)	-	(493,531)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
United States Dollar	5,521,523	British Pound	4,140,000	1/31/2022	10,782
United States Dollar	32,176,469	Euro	28,690,000	1/28/2022	(427,411)
United States Dollar	13,100,140	Euro	11,585,000	1/31/2022	(66,120)
United States Dollar	8,090,653	British Pound	6,070,000	1/28/2022	10,901
Gross Unrealized Appreciation					21,683
Gross Unrealized Depreciation					(493,531)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2021, accumulated net unrealized depreciation on investments was $1,702,217, consisting of $3,226,599 gross unrealized appreciation and $4,928,816 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.